EVENTS AFTER THE REPORTING PERIOD - Acquisition of Musselwhite Gold Mine (Details)	1 Months Ended
	Feb. 28, 2025 USD ($) D	Feb. 28, 2025 $ / shares	Feb. 28, 2025 USD ($) item shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023
Revolving Facility
EVENTS AFTER THE REPORTING PERIOD
Interest rate				7.90%	7.80%
Business combination | Musselwhite Mine Holdco
EVENTS AFTER THE REPORTING PERIOD
Percentage of interest acquired			100.00%
Upfront payment			$ 810,000,000
Contingent consideration			40,000,000
Upfront payment consist of gold prepayment			$ 360,000,000
Gold prepayment, Term to deliver gold ounces	3 years
Gold prepayment, Number of ounces of gold expected to be delivered | item			144,887
Business combination | Musselwhite Mine Holdco | Minimum
EVENTS AFTER THE REPORTING PERIOD
Applicable margin (as a percent)			2.50%
Business combination | Musselwhite Mine Holdco | Maximum
EVENTS AFTER THE REPORTING PERIOD
Applicable margin (as a percent)			3.75%
Business combination | Musselwhite Mine Holdco | If the average spot price of gold exceeds $2,900/oz for the initial one-year period following closing of the Transaction
EVENTS AFTER THE REPORTING PERIOD
Contingent consideration			$ 20,000,000
Average spot price of gold			2,900
Business combination | Musselwhite Mine Holdco | If the average spot price of gold exceeds $3,000/oz for the second full year period following closing of the Transaction
EVENTS AFTER THE REPORTING PERIOD
Contingent consideration			20,000,000
Average spot price of gold			$ 3,000
Business combination | Musselwhite Mine Holdco | For the first two quarters | Minimum
EVENTS AFTER THE REPORTING PERIOD
Applicable margin (as a percent)			3.00%
Business combination | Musselwhite Mine Holdco | Revolving Facility
EVENTS AFTER THE REPORTING PERIOD
Upfront payment consist of borrowings			$ 150,000,000
Business combination | Musselwhite Mine Holdco | Term loan
EVENTS AFTER THE REPORTING PERIOD
Upfront payment consist of borrowings			100,000,000
Term of borrowings (in years)	3 years
Quarterly installment	$ 5,000,000
Business combination | Musselwhite Mine Holdco | Term loan | For the first two quarters
EVENTS AFTER THE REPORTING PERIOD
Quarterly installment	$ 0
Business combination | Musselwhite Mine Holdco | Convertible Notes
EVENTS AFTER THE REPORTING PERIOD
Upfront payment consist of borrowings			$ 200,000,000
Interest rate			4.50%
Conversion price | $ / shares				$ 5.64285714
Threshold trading days for redemption | D	20
Percentage of conversion price for redemption	130.00%
Number of common share purchase warrants to acquire shares | shares			0.66
Exercise price | $ / shares		$ 11.5
Business combination | Musselwhite Mine Holdco | Convertible Notes | Maximum
EVENTS AFTER THE REPORTING PERIOD
Number of common share purchase warrants to acquire shares | shares			23,392,397